12 Months Ended
May. 01, 2015

SUPPLEMENT DATED AUGUST 27, 2015

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2015

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2015, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Emerging Markets Debt Portfolio – In the Principal Investment Strategies subsection, the last paragraph is deleted. In the Principal Risks subsection, Non-Diversification Risk is deleted.

Comstock Portfolio – In the Principal Investment Strategies subsection, the fourth paragraph is deleted and replaced with the following:

The sub-adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the sub-adviser no longer considers the company undervalued, (2) a better value opportunity is identified by the sub-adviser, or (3) the sub-adviser believes that there will be no long-term improvement in a company's valuation.

Mid-Cap Equity Portfolio – In the Principal Investment Strategies subsection, the following is added as the third sentence of the first paragraph:

The sub-adviser may invest in real estate investment trusts ("REITs").

In the Principal Risks subsection, the following is added after Price Volatility Risk:

•	Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts ("REITs") and Real Estate Operating Companies ("REOCs"), expose the Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact the Fund. REITs and REOCs may also be affected by risks similar to investments in debt securities, including interest rate risk and credit risk.

Mid-Cap Growth Portfolio – In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and focuses on companies it believes have the potential for strong growth and increasing profitability, attractive valuations and sound capital structures. The sub-adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. The sub-adviser's investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.